Share capital (Tables)	6 Months Ended
Jul. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of Detailed Information About Share Capital
	31 July 2021 US $000’s	31 January 2021 US $000’s
909,704,497 (31 January 2021: 446,582,604) Ordinary shares	494,423	232,050

Disclosure of Detailed Information About Ordinary Shares Explanatory

	6 months to 31 July 2021 US $000’s	6 months to 31 January 2021 US $000’s
At the beginning of the reporting period	232,050	132,243
Issuance of ordinary shares:
-Cash collected from sale of new share issuances and cash exercise of warrants and put options	244,059	65,960
- Shares issued in lieu of inventory payment	-	3,789
- Convertible notes converted to equity	2,841	30,058
- Shares issued upon cashless exercise of warrants	15,473	-
At the end of the reporting period	494,423	232,050

Disclosure of Warrants Outstanding

Average Exercise Price USD	Issue Date	Expiry Date	No of Warrants
$0.01 - $0.49	Mar-19	Mar-24	252
	Jul-19	May-25	170,100
	Aug-19	Aug-24	22,857
	Aug-19	Feb-25	285,714
$0.50 - $1.00	Mar-19	Mar-23	14,000
	Apr-19	Apr-22	500
$1.50 - $2.00	Nov-17	Nov-21	2,000
	Oct-18	Oct-21	20,000
$2.01 - $4.00	Jun-18	Jun-23	8,000
Total number of outstanding warrants as at 31 July 2021			523,423